Average Annual Total Returns - Greater China	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date		Class R 1 Year		Class R 5 Years		Class R 10 Years		Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date		Class R6 1 Year		Class R6 5 Years		Class R6 10 Years		MSCI China Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI China Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI China Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	MSCI China All Shares Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI China All Shares Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI China All Shares Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	Lipper China Region Funds Index 1 Year	Lipper China Region Funds Index 5 Years	Lipper China Region Funds Index 10 Years
Total	Mar. 31, 2006	17.61%	11.85%	5.52%	17.46%	10.65%	4.90%	10.52%	9.07%	4.24%	Mar. 31, 2006	22.51%	12.28%	5.48%	Feb. 28, 2021	[1]	24.46%	[1]	13.12%	[1]	6.11%	[1]	Oct. 03, 2008	24.73%	13.40%	6.38%	Mar. 31, 2006	24.92%	13.60%	6.59%	Apr. 04, 2017	[1]	24.94%	[1]	13.46%	[1]	6.27%	[1]	29.49%	15.05%	7.61%	33.41%	11.19%	7.23%	36.61%	16.78%	7.76%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.